Capital Stock - 2014 Securities Purchase Agreements for Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands								9 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares of common stock sold						33,334	67,500
Proceeds from issuance of common stock					$ 2,377			$ 3,646	$ 3,649	$ 6,538
Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333
Issuance price per share			$ 0.10	$ 0.15
Proceeds from issuance of common stock	$ 400	$ 600	$ 550	$ 500
Dr. Andrey Semechkin and Russell Kern [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares of common stock sold	29,630	40,000	36,667	22,223
Issuance price per share	$ 13.50	$ 15.00	$ 15.00	$ 22.50
Proceeds from issuance of common stock	$ 400	$ 600	$ 550	$ 500